Other Intangible Assets, Net - Other Intangible Assets, Net (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finite Lived Intangible Assets [Line Items]
Gross Amount	$ 1,320	$ 1,318
Accumulated Amortization	(996)	(972)
Net Amount	324	346
Technologies & licenses
Finite Lived Intangible Assets [Line Items]
Gross Amount	774	766
Accumulated Amortization	(589)	(577)
Net Amount	185	189
Purchased & internally developed software
Finite Lived Intangible Assets [Line Items]
Gross Amount	481	484
Accumulated Amortization	(407)	(395)
Net Amount	74	89
Intangibles in progress
Finite Lived Intangible Assets [Line Items]
Gross Amount	65	68
Accumulated Amortization	0	0
Net Amount	$ 65	$ 68